Capital structure and financial items - Share capital, Treasury shares and Other reserves - Specification of Other reserves (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Beginning of the year	kr 63,325	kr 57,593	kr 51,839
Other comprehensive income	(670)	(610)	1,165
Transfer of cash flow hedge reserve to intangible assets (note 4.2)	13	326
Equity at end of period	70,746	63,325	57,593
Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning of the year	(911)	(694)	(2,046)
Other comprehensive income	(816)	(543)	1,352
Transfer of cash flow hedge reserve to intangible assets (note 4.2)	13	326
Equity at end of period	kr (1,714)	kr (911)	kr (694)